UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8689

                              THE NEVIS FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                              1119 St. Paul Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                   P.O Box 446
                             Portland, ME 04112-0446
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-44-NEVIS

                      DATE OF FISCAL YEAR END: MAY 31, 2004

                    DATE OF REPORTING PERIOD: AUGUST 31, 2004

SCHEDULE OF INVESTMENTS                                                                THE NEVIS FUND, INC.
August 31, 2004                                                                                 (Unaudited)


                                                                                             Market
                                                                                             Value
                                                           Shares                            (000)
                                                         -----------                      ------------

COMMON STOCKS 95.2%
AEROSPACE & DEFENSE 4.4%
   Armor Holdings*                                         30,700                         $   1,089
-----------------------------------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 6.4%
   Connetics*                                              61,550                             1,579
-----------------------------------------------------------------------------------------------------------
COMPUTERS & SERVICES 3.8%
   Authentidate Holding*                                  132,823                               930
-----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS 7.1%
   Central Garden & Pet*                                   37,528                             1,176
   Nautilus Group                                          28,532                               556
-----------------------------------------------------------------------------------------------------------
                                                                                              1,732
-----------------------------------------------------------------------------------------------------------
DRUGS 5.2%
   Bentley Pharmaceuticals*                               112,989                             1,277
-----------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS 6.2%
   Vicor                                                  127,975                             1,515
-----------------------------------------------------------------------------------------------------------
ENTERTAINMENT 5.6%
   Scientific Games, Cl A*                                 80,979                             1,379
-----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES 4.7%
   Providian Financial*                                    80,072                             1,156
-----------------------------------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES 6.7%
   Autobytel*                                              67,224                               473
   CoStar Group*                                           27,456                             1,161
-----------------------------------------------------------------------------------------------------------
                                                                                              1,634
-----------------------------------------------------------------------------------------------------------
MEASURING DEVICES 12.1%
   Flir Systems*                                           26,424                             1,543
   Ionics*                                                 54,526                             1,429
-----------------------------------------------------------------------------------------------------------
                                                                                              2,972
-----------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES 5.1%
   DaVita*                                                 41,076                             1,245
-----------------------------------------------------------------------------------------------------------
SERVICES-BUSINESS SERVICES 7.3%
   Gevity HR                                               37,185                               663




                                                     1




SCHEDULE OF INVESTMENTS                                                                THE NEVIS FUND, INC.
August 31, 2004                                                                                 (Unaudited)


                                                                                             Market
                                                                                             Value
                                                           Shares                            (000)
                                                         -----------                      ------------

COMMON STOCKS (CONTINUED)
SERVICES-BUSINESS SERVICES (CONTINUED)
   Opsware*                                               180,078                         $   1,135
-----------------------------------------------------------------------------------------------------------
                                                                                              1,798
-----------------------------------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 9.5%
   Primus Knowledge Solutions*                            645,065                               722
   Wind River Systems*                                    148,248                             1,609
-----------------------------------------------------------------------------------------------------------
                                                                                              2,331
-----------------------------------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 11.1%
   Aspect Communications*                                 110,168                               943
   Aspen Technology*                                      128,467                               744
   Mapinfo*                                               107,107                             1,031
-----------------------------------------------------------------------------------------------------------
                                                                                              2,718
-----------------------------------------------------------------------------------------------------------
 TOTAL COMMON STOCKS
   (Cost $59,977)                                                                            23,355
-----------------------------------------------------------------------------------------------------------

CASH EQUIVALENTS 0.8%
   SEI Daily Income Trust, Prime Obligation Fund          196,425                               196
-----------------------------------------------------------------------------------------------------------
 TOTAL CASH EQUIVALENTS
   (Cost $196)                                                                                  196
-----------------------------------------------------------------------------------------------------------

 TOTAL INVESTMENTS 96.0%
   (Cost $60,173)                                                                            23,551
===========================================================================================================

OTHER ASSETS AND LIABILITIES, NET 4.0%                                                          972
-----------------------------------------------------------------------------------------------------------

NET ASSETS 100.0%                                                                         $  24,523
===========================================================================================================

* NON-INCOME PRODUCING SECURITY
CL -- CLASS

AT AUGUST 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $60,173,084, AND THE UNREALIZED
APPRECIATION AND DEPRECIATION WERE $4,700,678 AND $41,322,651, RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY FOR VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                     2

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Nevis Fund, Inc.


By (Signature and Title)*                       /s/ David R. Wilmerding
                                                -------------------------
                                                David R. Wilmerding, III
                                                Chief Executive Officer

Date 10/22/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ David R. Wilmerding
                                                -------------------------
                                                David R. Wilmerding, III
                                                Chief Executive Officer

Date 10/22/04


By (Signature and Title)*                       /s/ Peter Golden
                                                ------------------------
                                                Peter Golden
                                                Chief Financial Officer


Date 10/22/04
* Print the name and title of each signing officer under his or her signature.